Fiduciary activities and management of funds (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of managed off-balance sheet financial assets
As of December 31, 2020 and 2019, the value of the managed
off-balance
sheet financial assets is as follows:

	2020	2019
	S/(000)	S/(000)
Investment funds	15,008,109	13,243,888
Mutual funds	5,980,724	5,049,034

Total	20,988,833	18,292,922